Capital and Reserves (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share capital, reserves and other equity interest [Abstract]
Description of minimum capital adequacy ratio	8.00%
Description of primary capital requirement	4.50%
Description of total capital adequacy ratio	18.71%
Reserve for credit risk coverage	$ 129,254	$ 62,459